Commitments and Contingencies (Details) (USD $)	3 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended
	Apr. 30, 2012	Jan. 31, 2013	Apr. 30, 2013	Apr. 30, 2012 Boulder, Colorado	Feb. 29, 2012 Boulder, Colorado	Jan. 31, 2013 Boulder, Colorado	Jan. 01, 2011 Boulder, Colorado	Mar. 31, 2012 Raleigh, North Carolina	May 31, 2012 Denver, Colorado	Oct. 31, 2012 Seattle, Washington
Operating leases
Tenant improvement allowance				$ 600,000			$ 1,600,000
Tenant improvement allowance received		(1,000,000)				1,000,000
Remaining amount of deferred rent expense derecognized	839,000	839,000		800,000
Lease term					10 years			64 months	39 months	53 months
Lease commitment		14,461,000	14,524,000		13,600,000			800,000	300,000	500,000
Cash received from the landlord in conjunction with entering into the new lease					800,000
Security deposit in the form of a letter of credit					$ 2,500,000